SEMI-ANNUAL
                         REPORT

             September 30, 2000
                    (Unaudited)

                   Utility Fund

                    Equity Fund

              Growth/Value Fund
                                                         [LOGO]
          Agressive Growth Fund               THE MARK OF EXCELLENCE(SM)

               Enhanced 30 Fund

                                   [GRAPHIC OMITTED] TOUCHSTONE
                                   ---------------------------------------------
                                                                 Family of Funds

TABLE OF CONTENTS
================================================================================
                                                                            Page
--------------------------------------------------------------------------------
Letter from the President                                                      3
--------------------------------------------------------------------------------
Statements of Assets and Liabilities                                         4-5
--------------------------------------------------------------------------------
Statements of Operations                                                     6-7
--------------------------------------------------------------------------------
Statements of Changes in Net Assets                                          8-9
--------------------------------------------------------------------------------
Financial Highlights                                                       10-19
--------------------------------------------------------------------------------
Notes to Financial Statements                                              20-26
--------------------------------------------------------------------------------
Portfolios of Investments:
--------------------------------------------------------------------------------
     Utility Fund                                                          27-28
--------------------------------------------------------------------------------
     Equity Fund                                                           29-30
--------------------------------------------------------------------------------
     Growth/Value Fund                                                     31-32
--------------------------------------------------------------------------------
     Aggressive Growth Fund                                                33-34
--------------------------------------------------------------------------------
     Enhanced 30 Fund                                                      35-36
--------------------------------------------------------------------------------

                           TOUCHSTONE FAMILY OF FUNDS
                                       ---
                                        2
                                       ---

LETTER FROM THE PRESIDENT
================================================================================

Dear Fellow Shareholders:                                              [PICTURE]

Touchstone is pleased to present Touchstone Strategic Trust's semi-annual report for the six months ended September 30, 2000. This report provides financial data and performance information for the Aggressive Growth Fund, Growth/Value Fund, Equity Fund, Enhanced 30 Fund and Utility Fund. These Funds represent five of the equity products currently offered among the 20 mutual funds which comprise the Touchstone Family of Funds.

The stock market experienced a particularly difficult September, erasing most of August's strong gains. For the third quarter, the S&P 500 Index decreased 1.0% and the NASDAQ Composite fell 7.4%. Weakness was concentrated in large capitalization technology stocks. For the year, the indices have declined 1.4% and 9.7%, respectively. These returns are a far cry from the 20% to 30% gains equity investors have grown accustomed to in recent years, but given that the long-term returns for stocks are about 11%, a period of consolidation is understandable.

Investors are wondering if the U.S. economy will glide into a desirable "soft landing" or something worse. Soft or hard, stockholders are concerned about what it means for corporate earnings growth. The recent jump in oil prices is approaching a 10-year high which has raised the specter of inflation. The November election represents another uncertainty. The major policy proposals of the presidential candidates could impact financial markets significantly, especially if the winner's party also controls Congress.

After a year of Fed tightening that included six interest rate hikes, the economy has finally slowed. While some economists have suggested the possibility of a recession, the risk appears low. Jobs are plentiful, wages are rising and consumer confidence remains high. Furthermore, businesses should continue to spend on productivity-enhancing new technologies, although perhaps not at the breakneck pace seen recently. Importantly, the negative factors that stirred recession talk--namely Fed rate hikes and surging energy prices--have begun to dissipate. Once investors gain confidence that the slowdown is just that, financial markets may more clearly evaluate the earnings and inflation outlook going forward.

There are some potential positives for the stock market. First, the benefits of a soft landing--moderate, sustainable growth with low inflation--may be appreciated once fundamentals stabilize and earnings guidance for 2001 is clarified. Second, the financial outlook has improved. The Fed has probably ended its tightening cycle and could adopt a neutral stance. Valuations have become more attractive as falling interest rates improve the relative value of stocks. Finally, the drop in stock prices already seems to discount much of the potential bad news, setting up a scenario where a change--lower oil prices, a stable euro or a switch in Fed policy--would be a catalyst for equity prices.

Touchstone remains committed to providing products and services that help investors meet their financial goals. Our success has been built on the confidence investors have extended to us. We thank you for your support and look forward to offering continued service to you in the future.

Sincerely,

/s/ Jill T. McGruder

Jill T. McGruder
President
Touchstone Family of Funds

                           TOUCHSTONE FAMILY OF FUNDS
                                       ---
                                        3
                                       ---

STATEMENTS OF ASSETS AND LIABILITIES
SEPTEMBER 30, 2000 (UNAUDITED)
=======================================================================================
                                                                   UTILITY     EQUITY
(000's)                                                              FUND       FUND
---------------------------------------------------------------------------------------
ASSETS
Investment securities:
  At amortized cost ............................................   $ 24,065   $ 52,308
                                                                   ===================
  At market value (Note 2) .....................................   $ 38,426   $ 67,349
Cash ...........................................................          1        712
Dividends and interest receivable ..............................         49         22
Receivable for capital shares sold .............................          7         15
Other assets ...................................................         28         16
                                                                   -------------------
TOTAL ASSETS ...................................................     38,511     68,114
                                                                   -------------------

LIABILITIES
Dividends payable ..............................................         15         --
Payable for securities purchased ...............................         42         --
Payable for capital shares redeemed ............................        102         62
Payable to affiliates (Note 4) .................................         26         50
Other accrued expenses and liabilities .........................         24         80
                                                                   -------------------
TOTAL LIABILITIES ..............................................        209        192
                                                                   -------------------

NET ASSETS .....................................................   $ 38,302   $ 67,922
                                                                   ===================

NET ASSETS CONSIST OF:
Paid-in capital ................................................   $ 20,452   $ 50,000
Undistributed net investment loss ..............................         --       (268)
Accumulated net realized gains from security transactions ......      3,489      3,149
Net unrealized appreciation on investments .....................     14,361     15,041
                                                                   -------------------

NET ASSETS .....................................................   $ 38,302   $ 67,922
                                                                   ===================

PRICING OF CLASS A SHARES
Net assets attributable to Class A shares ......................   $ 35,475   $ 64,480
                                                                   ===================
Shares of beneficial interest outstanding
  (unlimited number of shares authorized, no par value) (Note 5)      2,184      3,009
                                                                   ===================
Net asset value and redemption price per share (Note 2) ........   $  16.25   $  21.43
                                                                   ===================
Maximum offering price per share (Note 2) ......................   $  17.24   $  22.74
                                                                   ===================

PRICING OF CLASS C SHARES
Net assets attributable to Class C shares ......................   $  2,827   $  3,442
                                                                   ===================
Shares of beneficial interest outstanding
  (unlimited number of shares authorized, no par value) (Note 5)        174        166
                                                                   ===================
Net asset value and redemption price per share (Note 2) ........   $  16.25   $  20.75
                                                                   ===================
Maximum offering price per share (Note 2) ......................   $  16.46   $  21.01
                                                                   ===================

See accompanying notes to financial statements.

                           TOUCHSTONE FAMILY OF FUNDS
                                       ---
                                        4
                                       ---

STATEMENTS OF ASSETS AND LIABILITIES
SEPTEMBER 30, 2000 (UNAUDITED)
======================================================================================================
                                                                   GROWTH/     AGGRESSIVE
                                                                    VALUE        GROWTH    ENHANCED 30
(000's)                                                              FUND         FUND         FUND
------------------------------------------------------------------------------------------------------
ASSETS
Investment securities:
  At amortized cost ............................................   $115,000     $ 22,954     $  6,718
                                                                   ==================================
  At market value (Note 2) .....................................   $159,977     $ 43,099     $  6,812
Cash ...........................................................          5           41           --
Dividends receivable ...........................................         11            1            7
Receivable for capital shares sold .............................      3,427          611           --
Receivable for securities sold .................................         --           --          118
Other assets ...................................................         47           51           29
                                                                   ----------------------------------
TOTAL ASSETS ...................................................    163,467       43,803        6,966
                                                                   ----------------------------------
LIABILITIES
Payable for securities purchased ...............................      5,865           --          137
Payable for capital shares redeemed ............................        606            9           --
Payable to affiliates (Note 4) .................................        141           64            5
Other accrued expenses and liabilities .........................        180           74            8
                                                                   ----------------------------------
TOTAL LIABILITIES ..............................................      6,792          147          150
                                                                   ----------------------------------

NET ASSETS .....................................................   $156,675     $ 43,656     $  6,816
                                                                   ==================================

NET ASSETS CONSIST OF:
Paid-in capital ................................................   $112,390     $ 23,886     $  6,821
Undistributed net investment loss ..............................       (662)        (329)          --
Accumulated net realized losses from security transactions .....        (30)         (46)         (99)
Net unrealized appreciation on investments .....................     44,977       20,145           94
                                                                   ----------------------------------

NET ASSETS .....................................................   $156,675     $ 43,656     $  6,816
                                                                   ==================================

PRICING OF CLASS A SHARES
Net assets attributable to Class A shares ......................   $125,555     $ 41,443     $  6,809
                                                                   ==================================
Shares of beneficial interest outstanding
  (unlimited number of shares authorized, no par value) (Note 5)      3,703        1,194          681
                                                                   ==================================
Net asset value and redemption price per share (Note 2) ........   $  33.91     $  34.70     $  10.00
                                                                   ==================================
Maximum offering price per share (Note 2) ......................   $  35.98     $  36.82     $  10.61
                                                                   ==================================

PRICING OF CLASS C SHARES
Net assets attributable to Class C shares ......................   $ 31,120     $  2,213     $      7
                                                                   ==================================
Shares of beneficial interest outstanding
  (unlimited number of shares authorized, no par value) (Note 5)        925           64            1
                                                                   ==================================
Net asset value and redemption price per share (Note 2) ........   $  33.64     $  34.60     $  10.00
                                                                   ==================================
Maximum offering price per share (Note 2) ......................   $  34.07     $  35.04     $  10.13
                                                                   ==================================

See accompanying notes to financial statements.

                           TOUCHSTONE FAMILY OF FUNDS
                                       ---
                                        5
                                       ---

STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2000 (UNAUDITED)
===================================================================================
                                                                  UTILITY   EQUITY
(000's)                                                             FUND     FUND
-----------------------------------------------------------------------------------
INVESTMENT INCOME
Dividends ......................................................   $  434   $  117
Interest .......................................................       14      103
                                                                   ---------------
TOTAL INVESTMENT INCOME ........................................      448      220
                                                                   ---------------

EXPENSES
Investment advisory fees (Note 4) ..............................      138      268
Distribution expenses, Class A (Note 4) ........................       42       85
Distribution expenses, Class C (Note 4) ........................       13       17
Transfer agent fees, Class A (Note 4) ..........................       16       16
Transfer agent fees, Class C (Note 4) ..........................        6        6
Accounting services fees (Note 4) ..............................       18       21
Professional fees ..............................................        3        1
Registration fees, Common ......................................        3        4
Registration fees, Class A .....................................        4        4
Registration fees, Class C .....................................        4        4
Custodian fees .................................................        7        7
Postage and supplies ...........................................        5        5
Trustees' fees and expenses ....................................        2        2
Reports to shareholders ........................................        2        2
Other expenses .................................................        1       46
                                                                   ---------------
TOTAL EXPENSES .................................................      264      488
Fees waived by the Adviser (Note 4) ............................       (4)      --
                                                                   ---------------

NET EXPENSES ...................................................      260      488
                                                                   ---------------

NET INVESTMENT INCOME (LOSS) ...................................      188     (268)
                                                                   ---------------

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gains from security transactions ..................    3,489    3,149
Net change in unrealized appreciation/depreciation on investments    (204)  (7,659)
                                                                   ---------------

NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS ......    3,285   (4,510)
                                                                   ---------------

NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS ..........   $3,473  $(4,778)
                                                                   ===============

See accompanying notes to financial statements.

                           TOUCHSTONE FAMILY OF FUNDS
                                       ---
                                        6
                                       ---

STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2000(A) (UNAUDITED)
========================================================================================================
                                                                     GROWTH/     AGGRESSIVE
                                                                      VALUE        GROWTH    ENHANCED 30
(000's)                                                                FUND         FUND         FUND
--------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Dividends ......................................................     $    136     $     23     $     35
Interest .......................................................          197            9            9
                                                                     ----------------------------------
TOTAL INVESTMENT INCOME ........................................          333           32           44
                                                                     ----------------------------------

EXPENSES
Investment advisory fees (Note 4) ..............................          560          184           23
Distribution expenses, Class A (Note 4) ........................          120           61           --
Distribution expenses, Class C (Note 4) ........................           85           --           --
Transfer agent fees, Class A (Note 4) ..........................           30           16            6
Transfer agent fees, Class C (Note 4) ..........................           11            5            4
Accounting services fees (Note 4) ..............................           22           17           14
Registration fees, Common ......................................           13            6            2
Registration fees, Class A .....................................            7            1            1
Registration fees, Class C .....................................           12            2            1
Interest expense (Note 6) ......................................           --           44           --
Custodian fees .................................................           16            9            4
Professional fees ..............................................            6            5            3
Postage and supplies ...........................................            6            3           --
Trustees' fees and expenses ....................................            2            2            2
Amortization of organization costs (Note 2) ....................            3            3           --
Reports to shareholders ........................................            3            1           --
Other expenses .................................................           99           63           --
                                                                     ----------------------------------
TOTAL EXPENSES .................................................          995          422           60
Fees waived and/or expenses reimbursed by the Adviser (Notes 4, 6)         --          (61)         (33)
                                                                     ----------------------------------
NET EXPENSES ...................................................          995          361           27
                                                                     ----------------------------------

NET INVESTMENT INCOME (LOSS) ...................................         (662)        (329)          17
                                                                     ----------------------------------

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized losses from security transactions .................         (915)      (1,017)         (99)
Net change in unrealized appreciation/depreciation on investments       7,780        2,267           94
                                                                     ----------------------------------

NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS ......        6,865        1,250           (5)
                                                                     ----------------------------------

NET INCREASE IN NET ASSETS FROM OPERATIONS .....................     $  6,203     $    921     $     12
                                                                     ==================================

(A) Except for the Aggressive Growth Fund Class C shares and the Enhanced 30 Fund Class A shares and Class C shares which represents the period from the initial public offering (May 17, 2000), (May 1,2000) and (May 16, 2000) through September 30, 2000, respectively.

See accompanying notes to financial statements.

                           TOUCHSTONE FAMILY OF FUNDS
                                       ---
                                        7
                                       ---

STATEMENTS OF CHANGES IN NET ASSETS
==========================================================================================================================
                                                                          UTILITY FUND                 EQUITY FUND
--------------------------------------------------------------------------------------------------------------------------
                                                                    SIX MONTHS                  SIX MONTHS
                                                                       ENDED         YEAR          ENDED          YEAR
                                                                   SEPTEMBER 30,     ENDED     SEPTEMBER 30,      ENDED
                                                                       2000        MARCH 31,       2000         MARCH 31,
(000's)                                                             (UNAUDITED)      2000       (UNAUDITED)       2000
--------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income (loss) ...................................    $      188    $      779    $     (268)    $     (193)
Net realized gains from security transactions ..................         3,489         5,713         3,149          9,634
Net change in unrealized appreciation/depreciationon
  on investments ...............................................          (204)          794        (7,659)         3,404
                                                                    -----------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS ..........         3,473         7,286        (4,778)        12,845
                                                                    -----------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income, Class A ............................          (190)         (758)           --             --
From net investment income, Class C ............................            --           (19)           --             --
From net realized gains on security transactions, Class A ......            --        (6,701)           --         (9,186)
From net realized gains on security transactions, Class C ......            --          (543)           --           (521)
                                                                    -----------------------------------------------------
DECREASE IN NET ASSETS FROM DISTRIBUTIONS
  TO SHAREHOLDERS ..............................................          (190)       (8,021)           --         (9,707)
                                                                    -----------------------------------------------------

FROM CAPITAL SHARE TRANSACTIONS (NOTE 5)
CLASS A
Proceeds from shares sold ......................................           833         4,392        12,550         15,425
Reinvested distributions .......................................           160         6,834            --          9,128
Payments for shares redeemed ...................................        (4,474)      (12,989)       (8,825)       (17,887)
                                                                    -----------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM CLASS A
  SHARE TRANSACTIONS ...........................................        (3,481)       (1,763)        3,725          6,666
                                                                    -----------------------------------------------------
CLASS C
Proceeds from shares sold ......................................           222           400           215            534
Reinvested distributions .......................................            --           533            --            515
Payments for shares redeemed ...................................          (524)       (1,239)         (132)          (667)
                                                                    -----------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM CLASS C
  SHARE TRANSACTIONS ...........................................          (302)         (306)           83            382
                                                                    -----------------------------------------------------

TOTAL INCREASE (DECREASE) IN NET ASSETS ........................          (500)       (2,804)         (970)        10,186
                                                                    -----------------------------------------------------

NET ASSETS
Beginning of period ............................................        38,802        41,606        68,892         58,706
                                                                    -----------------------------------------------------
End of period ..................................................    $   38,302    $   38,802    $   67,922     $   68,892
                                                                    =====================================================

See accompanying notes to financial statements.

                           TOUCHSTONE FAMILY OF FUNDS
                                       ---
                                        8
                                       ---

STATEMENTS OF CHANGES IN NET ASSETS
==============================================================================================================
                                                 GROWTH/                  AGGRESSIVE GROWTH       ENHANCED 30
                                               VALUE FUND                       FUND                  FUND
--------------------------------------------------------------------------------------------------------------
                                        SIX MONTHS                   SIX MONTHS                   SIX MONTHS
                                           ENDED          YEAR          ENDED          YEAR          ENDED
                                       SEPTEMBER 30,      ENDED     SEPTEMBER 30,      ENDED     SEPTEMBER 30,
                                           2000         MARCH 31,      2000(B)       MARCH 31,      2000(C)
(000's)                                 (UNAUDITED)      2000(A)     (UNAUDITED)       2000       (UNAUDITED)
--------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income (loss) .......    $     (662)    $     (428)   $     (329)    $     (288)   $       17
Net realized gains (losses) from
  security transactions ............          (915)         2,013        (1,017)         1,040           (99)
Net change in unrealized appreciation/
  depreciation on investments ......         7,780         27,647         2,267         14,559            94
                                        --------------------------------------------------------------------
NET INCREASE IN NET ASSETS
  FROM OPERATIONS ..................         6,203         29,232           921         15,311            12
                                        --------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income, Class A             --             --            --             --           (17)
From net realized gains on
  security transactions, Class A ...            --           (792)           --            (69)           --
From net realized gains on
  security transaction, Class C ....            --            (34)           --             --            --
                                        --------------------------------------------------------------------
DECREASE IN NET ASSETS FROM
  DISTRIBUTIONS TO SHAREHOLDERS ....            --           (826)           --            (69)          (17)
                                        --------------------------------------------------------------------

FROM CAPITAL SHARE TRANSACTIONS
  (NOTE 5)
CLASS A
Proceeds from shares sold ..........        64,400         44,315        12,504         20,595         6,819
Reinvested distributions ...........            --            671            --             62            17
Payments for shares redeemed .......       (23,146)       (17,428)      (12,084)        (7,130)          (22)
                                        --------------------------------------------------------------------
NET INCREASE IN NET ASSETS
  FROM CLASS A SHARE TRANSACTIONS ..        41,254         27,558           420         13,527         6,814
                                        --------------------------------------------------------------------
CLASS C
Proceeds from shares sold ..........        19,932          9,477         2,146             --             7
Reinvested distributions ...........            --             33            --             --            --
Payments for shares redeemed .......          (574)          (278)           (2)            --            --
                                        --------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM CLASS C
  SHARE TRANSACTIONS ...............        19,358          9,232         2,144             --             7
                                        --------------------------------------------------------------------

TOTAL INCREASE
  IN NET ASSETS ....................        66,815         65,196         3,485         28,769         6,816
                                        --------------------------------------------------------------------
NET ASSETS
Beginning of period ................        89,860         24,664        40,171         11,402            --
                                        --------------------------------------------------------------------
End of period ......................    $  156,675     $   89,860    $   43,656     $   40,171    $    6,816
                                        ====================================================================

(A) Except for the Growth/Value Fund Class C shares which represents the period from the initial public offering (August 2, 1999) through March 31, 2000.

(B) Except for the Aggressive Growth Fund Class C shares which represents the period from the initial public offering (May 17, 2000) through September 30, 2000.

(C) Represents the period from the initial public offering (May 1, 2000 for Class A shares and May 16, 2000 for Class C shares) through September 30, 2000, respectively.

See accompanying notes to financial statements.

                           TOUCHSTONE FAMILY OF FUNDS
                                       ---
                                        9
                                       ---

UTILITY FUND - CLASS A
FINANCIAL HIGHLIGHTS
===================================================================================================================
                                                      PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
-------------------------------------------------------------------------------------------------------------------
                                                  SIX MONTHS
                                                    ENDED
                                                  SEPT. 30,                   YEARS ENDED MARCH 31,
                                                     2000     -----------------------------------------------------
                                                 (UNAUDITED)    2000       1999       1998       1997       1996
-------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period .........   $  14.85   $  15.42   $  16.76   $  12.44   $  12.24   $  10.47
                                                   ---------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income ........................       0.08       0.25       0.38       0.43       0.46       0.47
  Net realized and unrealized gains (losses)
    on investments .............................       1.40       2.50      (1.16)      4.56       0.22       1.77
                                                   ---------------------------------------------------------------
Total from investment operations ...............       1.48       2.75      (0.78)      4.99       0.68       2.24
                                                   ---------------------------------------------------------------

LESS DISTRIBUTIONS:
  Dividends from net investment income .........      (0.08)     (0.25)     (0.38)     (0.43)     (0.46)     (0.47)
  Distributions from net realized gains ........         --      (3.07)     (0.18)     (0.24)     (0.02)        --
                                                   ---------------------------------------------------------------
Total distributions ............................      (0.08)     (3.32)     (0.56)     (0.67)     (0.48)     (0.47)
                                                   ---------------------------------------------------------------

Net asset value at end of period ...............   $  16.25   $  14.85   $  15.42   $  16.76   $  12.44   $  12.24
                                                   ===============================================================

Total return(A) ................................      10.04%(D)  18.07%     (4.79%)    40.92%      5.61%     21.65%
                                                   ===============================================================

Net assets at end of period (000's) ............   $ 35,475   $ 35,915   $ 38,391   $ 42,463   $ 36,087   $ 40,424
                                                   ===============================================================

Ratio of net expenses to
  average net assets(B) ........................       1.33%(C)   1.34%      1.33%      1.25%      1.25%      1.25%

Ratio of net investment income to
  average net assets ...........................       1.11%(C)   1.85%      2.30%      3.03%      3.65%      3.97%

Portfolio turnover rate ........................         51%(C)     22%         4%         0%         3%        11%

(A)  Total returns shown exclude the effect of applicable sales loads.

(B) Absent fee waivers by the Adviser, the ratio of expenses to average net assets would have been 1.35% (C) for the six months ended September 30, 2000.

(C)  Annualized.

(D)  Not annualized.

See accompanying notes to financial statements.

                           TOUCHSTONE FAMILY OF FUNDS
                                      ----
                                       10
                                      ----

UTILITY FUND - CLASS C
FINANCIAL HIGHLIGHTS
===================================================================================================================
                                                      PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
-------------------------------------------------------------------------------------------------------------------
                                                 SIX MONTHS
                                                    ENDED
                                                  SEPT. 30,                   YEARS ENDED MARCH 31,
                                                     2000     -----------------------------------------------------
                                                 (UNAUDITED)    2000       1999       1998       1997       1996
-------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period .........   $  14.86   $  15.40   $  16.74   $  12.43   $  12.23   $  10.46
                                                   ----------------------------------------------------------------

Income (loss) from investment operations:
  Net investment income ........................         --       0.13       0.18       0.31       0.35       0.37
  Net realized and unrealized gains (losses)
    on investments .............................       1.39       2.50      (1.16)      4.57       0.24       1.78
                                                   ---------------------------------------------------------------
Total from investment operations ...............       1.39       2.63      (0.98)      4.88       0.59       2.15
                                                   ---------------------------------------------------------------

Less distributions:
  Dividends from net investment income .........         --      (0.10)     (0.18)     (0.33)     (0.37)     (0.38)
  Distributions from net realized gains ........         --      (3.07)     (0.18)     (0.24)     (0.02)        --
                                                   ---------------------------------------------------------------
Total distributions ............................         --      (3.17)     (0.36)     (0.57)     (0.39)     (0.38)
                                                   ---------------------------------------------------------------

Net asset value at end of period ...............   $  16.25   $  14.86   $  15.40   $  16.74   $  12.43   $  12.23
                                                   ===============================================================

Total return(A) ................................       9.43(D)   17.16%     (5.92%)    39.91%      4.82%     20.78%
                                                   ===============================================================

Net assets at end of period (000's) ............   $  2,184   $  2,887   $  3,215   $  3,597   $  3,099   $  3,686
                                                   ===============================================================

Ratio of net expenses to
  average net assets(B) ........................       2.50%(C)   2.46%      2.50%      2.00%      2.00%      2.00%

Ratio of net investment income to
  average net assets ...........................       0.06%(C)   0.73%      1.13%      2.28%      2.89%      3.19%

Portfolio turnover rate ........................         51%(C)     22%         4%         0%         3%        11%

(A)  Total returns shown exclude the effect of applicable sales loads.

(B) Absent fee waivers by the Adviser, the ratio of expenses to average net assets would have been 2.52% (C) for the six months ended September 30, 2000.

(C)  Annualized.

(D)  Not annualized.

See accompanying notes to financial statements.

                           TOUCHSTONE FAMILY OF FUNDS
                                      ----
                                       11
                                      ----

EQUITY FUND - CLASS A
FINANCIAL HIGHLIGHTS
===================================================================================================================
                                                      PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
-------------------------------------------------------------------------------------------------------------------
                                                 SIX MONTHS
                                                    ENDED
                                                  SEPT. 30,                   YEARS ENDED MARCH 31,
                                                     2000     -----------------------------------------------------
                                                 (UNAUDITED)    2000       1999       1998       1997       1996
-------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period .........   $  22.93   $  22.12   $  19.38   $  13.76   $  12.45   $   9.84
                                                   ---------------------------------------------------------------

Income from investment operations:
  Net investment income (loss) .................      (0.08)     (0.05)      0.04       0.09       0.12       0.13
  Net realized and unrealized gains
    on investments .............................      (1.42)      4.60       2.73       5.76       1.35       2.60
                                                   ---------------------------------------------------------------
Total from investment operations ...............      (1.50)      4.55       2.77       5.85       1.47       2.73
                                                   ---------------------------------------------------------------

Less distributions:
  Dividends from net investment income .........         --         --      (0.03)     (0.08)     (0.12)     (0.12)
  Distributions from net realized gains ........         --      (3.74)        --      (0.15)     (0.04)        --
                                                   ---------------------------------------------------------------
Total distributions ............................         --      (3.74)     (0.03)     (0.23)     (0.16)     (0.12)
                                                   ---------------------------------------------------------------

Net asset value at end of period ...............   $  21.43   $  22.93   $  22.12   $  19.38   $  13.76   $  12.45
                                                   ===============================================================

Total return(A) ................................      (6.54%)(D) 20.60%     14.30%     42.74%     11.82%     27.90%
                                                   ===============================================================

Net assets at end of period (000's) ............   $ 64,480   $ 65,274   $ 55,561   $ 38,336   $ 14,983   $  8,502
                                                   ===============================================================

Ratio of net expenses to
  average net assets(B) ........................       1.31%(C)   1.26%      1.31%      1.25%      1.25%      1.25%

Ratio of net investment income (loss) to
  average net assets ...........................      (0.70%)(C) (0.24%)     0.18%      0.53%      0.91%      1.06%

Portfolio turnover rate ........................         68%(C)     78%        10%         7%        38%        38%

(A)  Total returns shown exclude the effect of applicable sales loads.

(B) Absent fee waivers and/or expense reimbursements by the Adviser, the ratios of expenses to average net assets would have been 1.43% and 2.02% for the years ended March 31, 1997 and 1996, respectively.

(C)  Annualized.

(D)  Not annualized.

See accompanying notes to financial statements.

                           TOUCHSTONE FAMILY OF FUNDS
                                      ----
                                       12
                                      ----

EQUITY FUND - CLASS C
FINANCIAL HIGHLIGHTS
===================================================================================================================
                                                      PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
-------------------------------------------------------------------------------------------------------------------
                                                 SIX MONTHS
                                                    ENDED
                                                  SEPT. 30,                   YEARS ENDED MARCH 31,
                                                     2000     -----------------------------------------------------
                                                 (UNAUDITED)    2000       1999       1998       1997       1996
-------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period .........   $  22.32   $  21.86   $  19.34   $  13.77   $  12.46   $   9.86
                                                   ---------------------------------------------------------------

Income from investment operations:
  Net investment income (loss) .................      (0.19)     (0.28)     (0.19)     (0.03)      0.02       0.05
  Net realized and unrealized gains (losses)
    on investments .............................      (1.38)      4.48       2.71       5.75       1.35       2.60
                                                   ---------------------------------------------------------------
Total from investment operations ...............      (1.57)      4.20       2.52       5.72       1.37       2.65
                                                   ---------------------------------------------------------------

Less distributions:
  Dividends from net investment income .........         --         --         --         --      (0.02)     (0.05)
  Distributions from net realized gains ........         --      (3.74)        --      (0.15)     (0.04)        --
                                                   ---------------------------------------------------------------
Total distributions ............................         --      (3.74)        --      (0.15)     (0.06)     (0.05)
                                                   ---------------------------------------------------------------

Net asset value at end of period ...............   $  20.75   $  22.32   $  21.86   $  19.34   $  13.77   $  12.46
                                                   ===============================================================

Total return(A) ................................      (7.03%)(D) 19.24%     13.03%     41.63%     11.01%     26.90%
                                                   ===============================================================

Net assets at end of period (000's) ............   $  3,442   $  3,618   $  3,146   $  3,862   $  2,770   $  2,436
                                                   ===============================================================

Ratio of net expenses to
  average net assets(B) ........................       2.41%(C)   2.68%      2.41%      2.00%      2.00%      2.00%

Ratio of net investment income (loss) to
  average net assets ...........................      (1.80%)(C) (1.34%)    (0.92%)    (0.18%)     0.15%      0.38%

Portfolio turnover rate ........................         68%(C)     78%        10%         7%        38%        38%

(A)  Total returns shown exclude the effect of applicable sales loads.

(B) Absent fee waivers and/or expense reimbursements by the Adviser, the ratios of expenses to average net assets would have been 2.14% and 2.70% for the years ended March 31, 1997 and 1996, respectively.

(C)  Annualized.

(D)  Not annualized.

See accompanying notes to financial statements.

                           TOUCHSTONE FAMILY OF FUNDS
                                      ----
                                       13
                                      ----

GROWTH/VALUE FUND - CLASS A
FINANCIAL HIGHLIGHTS
=======================================================================================================================
                                                          PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
-----------------------------------------------------------------------------------------------------------------------
                                                 SIX MONTHS
                                                     ENDED      YEAR       YEAR   SEVEN MONTHS   YEAR      PERIOD
                                                   SEPT. 30,    ENDED      ENDED      ENDED      ENDED      ENDED
                                                     2000     MARCH 31,  MARCH 31,  MARCH 31, AUGUST 31, AUGUST 31,
                                                 (UNAUDITED)    2000       1999      1998(A)     1997      1996(B)
-----------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period .........   $  32.43   $  17.50   $  16.30   $  15.90   $  11.18   $  10.00
                                                   ---------------------------------------------------------------

Income from investment operations:
  Net investment loss ..........................      (0.14)     (0.16)     (0.17)     (0.08)     (0.13)     (0.06)(C)
  Net realized and unrealized gains
    on investments .............................       1.62      15.51       4.84       1.05       5.39       1.24
                                                   ---------------------------------------------------------------
Total from investment operations ...............       1.48      15.35       4.67       0.97       5.26       1.18
                                                   ---------------------------------------------------------------

Distributions from net realized gains ..........         --      (0.42)     (3.47)     (0.57)     (0.54)        --
                                                   ---------------------------------------------------------------

Net asset value at end of period ...............   $  33.91   $  32.43   $  17.50   $  16.30   $  15.90   $  11.18
                                                   ===============================================================

Total return(D) ................................       4.56%(G)  88.88%     29.89%      6.43%     47.11%     11.80%(G)
                                                   ===============================================================

Net assets at end of period (000's) ............   $125,555   $ 79,066   $ 24,664   $ 28,649   $ 26,778   $ 15,108
                                                   ===============================================================

Ratio of net expenses to average
  net assets(E) ................................       1.65%(F)   1.52%      1.66%      1.66%(F)   1.95%      1.95%(F)

Ratio of net investment loss to average
  net assets ...................................      (1.06%)(F) (1.05%)    (0.93%)    (0.91%)(F) (1.03%)    (0.62%)(F)

Portfolio turnover rate ........................         23%(F)     44%        59%        62%(F)     52%        21%(F)

(A) Effective as of the close of business on August 29, 1997, the Fund was reorganized and its fiscal year-end, subsequent to August 31, 1997, was changed to March 31.

(B) Represents the period from the commencement of operations (September 29, 1995) through August 31, 1996.

(C)  Calculated using weighted average shares outstanding during the period.

(D)  Total returns shown exclude the effect of applicable sales loads.

(E) Absent fee waivers and/or expense reimbursements, the ratio of expenses to average net assets would have been 2.83%(F) for the period ended August 31, 1996.

(F)  Annualized.

(G)  Not annualized.

See accompanying notes to financial statements.

                           TOUCHSTONE FAMILY OF FUNDS
                                      ----
                                       14
                                      ----

GROWTH/VALUE FUND - CLASS C
FINANCIAL HIGHLIGHTS
===============================================================================
                   PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
-------------------------------------------------------------------------------
                                                          SIX MONTHS
                                                             ENDED     PERIOD
                                                           SEPT. 30,   ENDED
                                                             2000     MARCH 31,
                                                         (UNAUDITED)  2000(A)
-------------------------------------------------------------------------------
Net asset value at beginning of period .................   $  32.30   $  18.65
                                                           -------------------

Income from investment operations:
  Net investment loss ..................................      (0.17)     (0.11)
  Net realized and unrealized gains on investments .....       1.51      14.18
                                                           -------------------
Total from investment operations .......................       1.34      14.07
                                                           -------------------

Distributions from net realized gains ..................         --      (0.42)
                                                           -------------------

Net asset value at end of period .......................   $  33.64   $  32.30
                                                           ===================

Total return(B) ........................................       4.15%     76.52%
                                                           ===================

Net assets at end of period (000's) ....................   $ 31,120   $ 10,794
                                                           ===================

Ratio of net expenses to average net assets(C) .........       2.40%      2.33%

Ratio of net investment loss to average net assets(C) ..      (1.81%)    (1.77%)

Portfolio turnover rate(C) .............................         23%        44%

(A) Represents the period from the initial public offering(August 2, 1999) through March 31, 2000.

(B) Total returns shown exclude the effect of applicable sales loads and are not annualized.

(C)  Annualized.

See accompanying notes to financial statements.

                           TOUCHSTONE FAMILY OF FUNDS
                                      ----
                                       15
                                      ----

AGGRESSIVE GROWTH FUND--CLASS A
FINANCIAL HIGHLIGHTS
=============================================================================================================================
                                                                PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
-----------------------------------------------------------------------------------------------------------------------------
                                              SIX MONTHS
                                                 ENDED        YEAR         YEAR     SEVEN MONTHS     YEAR        PERIOD
                                               SEPT. 30,      ENDED        ENDED        ENDED        ENDED        ENDED
                                                 2000       MARCH 31,    MARCH 31,    MARCH 31,   AUGUST 31,   AUGUST 31,
                                              (UNAUDITED)     2000         1999       1998(A)        1997       1996(B)
-----------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period ...     $  33.71     $  15.73     $  15.81     $  16.29     $  10.95     $  10.00
                                               -------------------------------------------------------------------------

Income (loss) from investment operations:
  Net investment loss ....................        (0.27)       (0.24)       (0.27)       (0.15)       (0.17)       (0.11)(C)
  Net realized and unrealized gains (losses)
    on investments .......................         1.26        18.30         2.67        (0.33)        5.54         1.06
                                               -------------------------------------------------------------------------
Total from investment operations .........         0.99        18.06         2.40        (0.48)        5.37         0.95
                                               -------------------------------------------------------------------------

Distributions from net realized gains ....           --        (0.08)       (2.48)          --        (0.03)          --
                                               -------------------------------------------------------------------------

Net asset value at end of period .........     $  34.70     $  33.71     $  15.73     $  15.81     $  16.29     $  10.95
                                               =========================================================================

Total return(D) ..........................         2.94%(G)   115.03%       15.46%       (2.95%)(G)   49.09%        9.50%(G)
                                               =========================================================================

Net assets at end of period (000's) ......     $ 41,443     $ 40,171     $ 11,402     $ 15,495     $ 13,984     $  6,550
                                               =========================================================================

Ratio of net expenses to
  average net assets(E) ..................         1.94%(F)     1.81%        1.95%        1.95%(F)     1.94%        1.95%(F)

Ratio of net investment loss to
  average net assets .....................        (1.77%)(F)   (1.62%)      (1.52%)      (1.66%)(F)   (1.57%)      (1.26%)(F)

Portfolio turnover rate ..................           13%(F)       40%          93%          40%(F)       51%          16%

Amount of debt outstanding at end
of period ................................     $     --     $     --     $     --          n/a          n/a          n/a

Average daily amount of debt
  outstanding during the period (000's) ..     $    690     $    351     $     80          n/a          n/a          n/a

Average daily number of capital shares
  outstanding during the period (000's) ..        1,147          756          818          n/a          n/a          n/a

Average amount of debt per share during
  the period .............................     $   0.60     $   0.46     $   0.10          n/a          n/a          n/a

(A) Effective as of the close of business on August 29, 1997, the Fund was reorganized and its fiscal year-end, subsequent to August 31, 1997, was changed to March 31.

(B) Represents the period from the commencement of operations (September 29, 1995) through August 31, 1996.

(C)  Calculated using weighted average shares outstanding during the period.

(D)  Total returns shown exclude the effect of applicable sales loads.

(E) Absent fee waivers and/or expense reimbursements, the ratios of expenses to average net assets would have been 2.27%(F) , 2.13%, 2.00%, 2.62% and 5.05%
     (F) for the periods ended September 30, 2000, March 31, 2000 and 1999, August 31, 1997 and 1996, respectively (Note 4).

(F)  Annualized.

(G)  Not annualized.

See accompanying notes to financial statements.

                           TOUCHSTONE FAMILY OF FUNDS
                                      ----
                                       16
                                      ----

AGGRESSIVE GROWTH FUND--CLASS C
FINANCIAL HIGHLIGHTS
==============================================================================================
                                  PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
----------------------------------------------------------------------------------------------
                                                                                   PERIOD
                                                                                    ENDED
                                                                                  SEPT. 30,
                                                                                   2000(A)
                                                                                 (UNAUDITED)
----------------------------------------------------------------------------------------------
Net asset value at beginning of period .........................................   $29.21
                                                                                   ------

Income from investment operations:
  Net investment income (loss) .................................................    (0.13)
  Net realized and unrealized gains on investments .............................     5.52
                                                                                   ------
Total from investment operations ...............................................     5.39
                                                                                   ------

Net asset value at end of period ...............................................   $34.60
                                                                                   ======

Total return(B) ................................................................    19.67%
                                                                                   ======

Net assets at end of period (000's) ............................................   $2,213
                                                                                   ======

Ratio of net expenses to average net assets(C) .................................     2.68%(D)

Ratio of net investment loss to average net assets .............................    (2.51%)(D)

Portfolio turnover rate ........................................................       13%(D)

Amount of debt outstanding at end of period ....................................       --

Average daily amount of debt outstanding during the period (000's) .............   $  690

Average daily number of capital shares outstanding during the period (000's) ...    1,147

Average amount of debt per share during the period .............................   $ 0.60

(A) Represents the period from the initial public offering of shares (May 17, 2000) through September 30, 2000.

(B) Total return shown excludes the effect of applicable sales loads and is not annualized.

(C) Absent fee waivers and/or expense reimbursements by the Adviser, the ratios of expenses to average net assets would have been 2.90% (D) for the period ended September 30, 2000.

(D)  Annualized.

See accompanying notes to financial statements.

                           TOUCHSTONE FAMILY OF FUNDS
                                      ----
                                       17
                                      ----

ENHANCED 30 FUND--CLASS A
FINANCIAL HIGHLIGHTS
=============================================================================================
                                 PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
---------------------------------------------------------------------------------------------
                                                                                   PERIOD
                                                                                    ENDED
                                                                                  SEPT. 30,
                                                                                   2000(A)
                                                                                 (UNAUDITED)
---------------------------------------------------------------------------------------------
Net asset value at beginning of period .........................................   $10.00
                                                                                   ------

Income from investment operations:
  Net investment income ........................................................     0.03
                                                                                   ------

Less Distributions:
  Dividends from net investments income ........................................    (0.03)
                                                                                   ------

Net asset value at end of period ...............................................   $10.00
                                                                                   ======

Total return(B) ................................................................     0.25%
                                                                                   ======

Net assets at end of period (000's) ............................................   $6,809
                                                                                   ======

Ratio of net expenses to average net assets(C) .................................     0.99%(D)

Ratio of net investment income to average net assets ...........................     0.64%(D)

Portfolio turnover rate ........................................................        6%(D)

(A) Represents the period from the initial public offering of shares (May 1, 2000) through September 30, 2000.

(B) Total return shown excludes the effect of applicable sales loads and is not annualized.

(C) Absent fee waivers and/or expense reimbursements by the Adviser, the ratios of expenses to average net assets would have been 2.22% (D) for the period ended September 30, 2000.

(D)  Annualized.

See accompanying notes to financial statements.

                           TOUCHSTONE FAMILY OF FUNDS
                                      ----
                                       18
                                      ----

ENHANCED 30 FUND--CLASS C
FINANCIAL HIGHLIGHTS
==============================================================================================
                                  PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
----------------------------------------------------------------------------------------------
                                                                                   PERIOD
                                                                                    ENDED
                                                                                  SEPT. 30,
                                                                                   2000(A)
                                                                                 (UNAUDITED)
----------------------------------------------------------------------------------------------
Net asset value at beginning of period .........................................   $10.00
                                                                                   ------

Income from investment operations:
  Net investment loss ..........................................................    (0.00)
                                                                                   ------

Net asset value at end of period ...............................................   $10.00
                                                                                   ======

Total return(B) ................................................................     0.00%
                                                                                   ======

Net assets at end of period (000's) ............................................   $    7
                                                                                   ======

Ratio of net expenses to average net assets(C) .................................     1.76%(D)

Ratio of net investment (loss) to average net assets ...........................    (0.32%)(D)

Portfolio turnover rate ........................................................        6%(D)

(A) Represents the period from the initial public offering (May 16, 2000) through September 30, 2000.

(B) Total return shown excludes the effect of applicable sales loads and is not annualized.

(C) Absent fee waivers and/or expense reimbursements by the Adviser, the ratios of expenses to average net assets would have been 54.29% (D) for the period ended September 30, 2000.

(D)  Annualized.

See accompanying notes to financial statements.

                           TOUCHSTONE FAMILY OF FUNDS
                                      ----
                                       19
                                      ----

NOTES TO FINANCIAL STATEMENTS
SEPTEMBER 30, 2000 (UNAUDITED)
================================================================================

1.   ORGANIZATION

The Utility Fund, Equity Fund, Growth/Value Fund, Aggressive Growth Fund and Enhanced 30 Fund (individually, a Fund, and collectively, the Funds) are each a series of Touchstone Strategic Trust (the Trust). The Trust is registered under the Investment Company Act of 1940 as an open-end management investment company. The Trust was established as a Massachusetts business trust under a Declaration of Trust dated November 18, 1982. The Declaration of Trust, as amended, permits the Trustees to issue an unlimited number of shares of each Fund.

The Utility Fund seeks growth of capital and current income by investing primarily in securities of public utilities. The Fund invests primarily in a diversified portfolio of common, preferred and convertible preferred stocks and bonds of domestic public utilities. Public utilities are those companies that are involved in the production, supply or distribution of electricity, natural gas, telecommunications (including cable and wireless companies) and water.

The Equity Fund seeks long-term growth of capital by investing primarily in growth-oriented stocks. The Fund invests primarily in a diversified portfolio of common stocks which are believed to have growth attributes superior to the general market.

The Growth/Value Fund seeks long-term capital appreciation primarily through equity investments in companies whose valuations may not yet reflect the prospects for accelerated earnings/cash flow growth. The Fund invests primarily in domestic stocks of large-cap growth companies which are believed to have a demonstrated record of achievement with excellent prospects for earnings and/or cash flow growth over a three to five year period.

The Aggressive Growth Fund seeks long-term capital appreciation primarily through equity investments. The Fund seeks growth opportunities among companies of various sizes whose valuation may not yet reflect the prospects for accelerated earnings/cash flow growth. The Fund invests primarily in common stocks of domestic growth companies which are likely to benefit from new or innovative products, services or processes.

The Enhanced 30 Fund seeks to achieve a total return which is higher than the total return of the Dow Jones Industrial Average. The Fund's portfolio is based on the 30 stocks that comprise the Dow Jones Industrial Average.

The Utility Fund, Equity Fund, Growth/Value Fund, Enhanced 30 Fund and, effective May 17, 2000, Aggressive Growth Fund each offer two classes of shares:
Class A shares (currently sold subject to a maximum front-end sales load of 5.75% and a distribution fee of up to 0.25% of average daily net assets) and Class C shares (currently sold subject to a 1.25% front-end sales load, a 1% contingent deferred sales load for a one-year period and a distribution fee of up to 1% of average daily net assets). Each Class A and Class C share of a Fund represents identical interests in the investment portfolio of such Fund and has the same rights, except that (i) Class C shares bear the expenses of higher distribution fees, which is expected to cause Class C shares to have a higher expense ratio and to pay lower dividends than Class A shares; (ii) certain other class specific expenses will be borne solely by the class to which such expenses are attributable; and (iii) each class has exclusive voting rights with respect to matters relating to its own distribution arrangements.

                           TOUCHSTONE FAMILY OF FUNDS
                                      ----
                                       20
                                      ----

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)
================================================================================

2.   SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the Funds' significant accounting policies:

Security valuation -- The Funds' portfolio securities are valued as of the close of the regular session of trading on the New York Stock Exchange (currently 4:00 p.m., Eastern time). Portfolio securities traded on stock exchanges and securities traded in the over-the-counter market are valued at their last sales price as of the close of the regular session of trading on the day the securities are being valued. Securities not traded on a particular day, or for which the last sale price is not readily available, are valued at their last broker-quoted bid prices as obtained from one or more of the major market makers for such securities by an independent pricing service. Securities for which market quotations are not readily available are valued at their fair value as determined in good faith in accordance with consistently applied procedures established by and under the general supervision of the Board of Trustees.

Repurchase agreements -- Repurchase agreements, which are collateralized by U.S. Government obligations, are valued at cost which, together with accrued interest, approximates market. At the time each Fund enters into a repurchase agreement, the seller agrees that the value of the underlying securities, including accrued interest, will at all times be equal to or exceed the face amount of the repurchase agreement.

Share valuation -- The net asset value per share of each class of shares of each Fund is calculated daily by dividing the total value of a Fund's assets attributable to that class, less liabilities attributable to that class, by the number of shares of that class outstanding.

Effective August 1, 1999, the maximum offering price per share of Class A shares of the Utility Fund, Equity Fund and Growth/Value Fund and effective May 17, 2000, Class A shares of the Aggressive Growth Fund is equal to the net asset value per share plus a sales load equal to 6.10% of the net asset value (or 5.75% of the offering price). The maximum offering price per share of Class C shares of the Utility Fund, Equity Fund and Growth/Value Fund and, effective May 17, 2000, Aggressive Growth Fund is equal to the net asset value per share plus a sales load equal to 1.27% of the net asset value (or 1.25% of the offering price).

Prior to August 1, 1999, the maximum offering price per share of Class A shares of the Utility Fund and Equity Fund and shares of the Growth/Value Fund and Aggressive Growth Fund was equal to the net asset value per share plus a sales load equal to 4.17% of the net asset value (or 4% of the offering price). The offering price of Class C shares of the Utility Fund and Equity Fund was equal to the net asset value per share.

The redemption price per share of a Fund, or of each class of shares of a Fund, is equal to the net asset value per share. However, Class C shares of the Funds are subject to a contingent deferred sales load of 1% of the original purchase price if redeemed within a one-year period from the date of purchase.

Investment income -- Interest income is accrued as earned. Dividend income is recorded on the ex-dividend date. Discounts and premiums on securities purchased are amortized in accordance with income tax regulations which approximate generally accepted accounting principles.

Distributions to shareholders -- Dividends arising from net investment income, if any, are declared and paid to shareholders quarterly for the Utility Fund, Equity Fund and Enhanced 30 Fund and annually for the Growth/Value Fund and Aggressive Growth Fund. With respect to each Fund, net realized short-term capital gains, if any, may be distributed throughout the year and net realized long-term capital gains, if any, are distributed at least once each year. Income dividends and capital gain distributions are determined in accordance with income tax regulations.

                           TOUCHSTONE FAMILY OF FUNDS
                                      ----
                                       21
                                      ----

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)
================================================================================

Allocations between classes -- Investment income earned, realized capital gains and losses, and unrealized appreciation and depreciation for the Funds are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund. Class specific expenses are charged directly to the class incurring the expense. Common expenses which are not attributable to a specific class are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund.

Security transactions -- Security transactions are accounted for on the trade date. Securities sold are determined on a specific identification basis.

Organization costs -- Costs incurred by the Growth/Value Fund and Aggressive Growth Fund in connection with their organization and registration of shares, net of certain expenses, have been capitalized and are being amortized on a straight-line basis over a five year period beginning with each Fund's commencement of operations.

Estimates -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Federal income tax -- It is each Fund's policy to comply with the special provisions of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies and distributes at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund's intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ending October 31) plus undistributed amounts from prior years.

The following information is based upon the federal income tax cost of portfolio investments as of September 30, 2000:

--------------------------------------------------------------------------------------------------------------
                                                                      GROWTH/      AGGRESSIVE
                                       UTILITY         EQUITY          VALUE         GROWTH      ENHANCED 30
                                         FUND           FUND           FUND           FUND           FUND
--------------------------------------------------------------------------------------------------------------
Gross unrealized appreciation ....   $ 15,520,370   $ 19,774,280   $ 50,763,490   $ 22,054,828   $    568,248
Gross unrealized depreciation ....     (1,208,255)    (4,847,992)    (5,786,317)    (1,910,097)      (474,155)
                                     ------------------------------------------------------------------------
Net unrealized appreciation ......   $ 14,312,115   $ 14,926,288   $ 44,977,173   $ 20,144,731   $     94,093
                                     ========================================================================
Federal income tax cost ..........   $ 24,113,418   $ 52,423,123   $114,999,727   $ 22,954,243   $  6,717,976
                                     ========================================================================
--------------------------------------------------------------------------------------------------------------

                           TOUCHSTONE FAMILY OF FUNDS
                                      ----
                                       22
                                      ----

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)
================================================================================

3.   INVESTMENT TRANSACTIONS

Investment transactions (excluding short-term investments) were as follows for the period ended September 30, 2000:

--------------------------------------------------------------------------------------------------------------
                                                                      GROWTH/      AGGRESSIVE
                                       UTILITY         EQUITY          VALUE         GROWTH      ENHANCED 30
                                         FUND           FUND           FUND           FUND           FUND
--------------------------------------------------------------------------------------------------------------
Purchases of investment securities   $  9,254,771   $ 26,273,367   $ 70,693,216   $  3,821,988   $  6,870,339
                                     ========================================================================
Proceeds from sales and maturities
  of investment securities .......   $ 14,779,401   $ 23,136,616   $ 12,663,077   $  2,556,433   $    160,972
                                     ========================================================================
--------------------------------------------------------------------------------------------------------------

4.   TRANSACTIONS WITH AFFILIATES

The President and certain other officers of the Trust are also officers of Touchstone Advisors, Inc. (the Adviser), the Trust's investment adviser, or Touchstone Securities, Inc. (the Underwriter), the Trust's principal underwriter, and Integrated Fund Services, Inc. (IFS), the Trust's administrator, transfer agent and accounting services agent. The Adviser, the Underwriter and IFS are each wholly-owned, indirect subsidiaries of The Western and Southern Life Insurance Company.

MANAGEMENT AGREEMENTS
The Adviser provides general investment supervisory services for the Funds, under the terms of separate Management Agreements. Under the Management Agreements, the Utility Fund and Equity Fund each pay the Adviser a fee, which is computed and accrued daily and paid monthly, at an annual rate of 0.75% of its respective average daily net assets up to $200 million; 0.70% of such net assets from $200 million to $500 million; and 0.50% of such net assets in excess of $500 million. The Growth/Value Fund and Aggressive Growth Fund each pay the Adviser a fee, which is computed and accrued daily and paid monthly, at an annual rate of 1.00% of its respective average daily net assets up to $50 million; 0.90% of such net assets from $50 million to $100 million; 0.80% of such net assets from $100 million to $200 million; and 0.75% of such net assets in excess of $200 million. The Enhanced 30 Fund pays the Adviser a fee, which is computed and accrued daily and paid monthly, at an annual rate of 0.65% of average daily net assets.

Fort Washington Investment Advisors, Inc. (Fort Washington) has been retained by the Adviser to manage the investments of the Utility Fund and Equity Fund. The Adviser (not the Funds) pays Fort Washington a fee for these services.

Mastrapasqua and Associates, Inc. (Mastrapasqua) has been retained by the Adviser to manage the investments of the Growth/Value Fund and Aggressive Growth Fund. The Adviser (not the Funds) pays Mastrapasqua a fee for these services.

Todd Investment Advisors, Inc. (Todd) has been retained by the Adviser to manage the investments of the Enhanced 30 Fund. The Adviser (not the Fund) pays Todd a fee for these services.

In order to voluntarily reduce operating expenses of the Utility Fund, Aggressive Growth Fund and Enhanced 30 Fund, the Adviser waived $3,683, $61,025 and $33,452, respectively, of its investment advisory fees during the period ended September 30, 2000.

                           TOUCHSTONE FAMILY OF FUNDS
                                      ----
                                       23
                                      ----

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)
================================================================================

TRANSFER AGENT AND SHAREHOLDER SERVICE AGREEMENT
Under the terms of the Transfer, Dividend Disbursing, Shareholder Service and Plan Agency Agreement between the Trust and IFS, IFS maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of each Fund's shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions. For these services, IFS receives a monthly fee at an annual rate of $17 per shareholder account from each Fund, subject to a $1,000 minimum monthly fee for each Fund, or for each class of shares of a Fund, as applicable. In addition, each Fund pays IFS out-of-pocket expenses including, but not limited to, postage and supplies.

ACCOUNTING SERVICES AGREEMENT
Under the terms of the Accounting Services Agreement between the Trust and IFS, IFS calculates the daily net asset value per share and maintains the financial books and records of each Fund. For these services, IFS receives a monthly fee, based on current net asset levels, of $3,500 from each of the Equity Fund and Growth/Value Fund, $3,000 from the Utility Fund, Aggressive Growth Fund and Enhanced 30 Fund. In addition, each Fund pays IFS certain out-of-pocket expenses incurred by IFS in obtaining valuations of such Fund's portfolio securities.

UNDERWRITING AGREEMENT
The Underwriter is the Funds' principal underwriter and, as such, acts as the exclusive agent for distribution of the Funds' shares. Under the terms of the Underwriting Agreement between the Trust and Underwriter, the Underwriter earned $1,488, $4,783, $166,177, $41,469 and $137 from underwriting and broker commissions on the sale of shares of the Utility Fund, Equity Fund, Growth/Value Fund, Aggressive Growth Fund and Enhanced 30 Fund, respectively, during the period ended September 30, 2000. In addition, the Underwriter collected $202, $40, $3,147 of contingent deferred sales loads on the redemption of Class C shares of the Utility Fund, Equity Fund and Growth/Value Fund, respectively.

PLANS OF DISTRIBUTION
The Trust has a Plan of Distribution (Class A Plan) under which shares of each Fund having one class of shares and Class A shares of each Fund having two classes of shares may directly incur or reimburse the Adviser for expenses related to the distribution and promotion of shares. The annual limitation for payment of such expenses under the Class A Plan is 0.25% of average daily net assets attributable to such shares.

The Trust also has a Plan of Distribution (Class C Plan) under which Class C shares of each Fund having two classes of shares may directly incur or reimburse the Adviser for expenses related to the distribution and promotion of shares. The annual limitation for payment of such expenses under the Class C Plan is 1% of average daily net assets attributable to Class C shares.

CUSTODIAN AGREEMENTS
Firstar Bank, N.A., which serves as the custodian for the Growth/Value Fund and Aggressive Growth Fund, was a significant shareholder of record of each Fund as of September 30, 2000. Under the terms of its Custodian Agreements, Firstar Bank receives from each Fund an asset-based fee plus certain transaction charges.

                           TOUCHSTONE FAMILY OF FUNDS
                                      ----
                                       24
                                      ----

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)
================================================================================

5.   CAPITAL SHARE TRANSACTIONS

Proceeds and payments on capital shares as shown in the Statements of Changes in Net Assets are the result of the following capital share transactions for the periods shown:

-------------------------------------------------------------------------------------------------------------
                                                                   UTILITY FUND               EQUITY FUND
-------------------------------------------------------------------------------------------------------------
                                                             SIX MONTHS                SIX MONTHS
                                                                ENDED        YEAR         ENDED        YEAR
                                                              SEPT. 30,      ENDED      SEPT. 30,      ENDED
                                                                2000       MARCH 31,      2000      MARCH 31,
(000's)                                                      (UNAUDITED)     2000      (UNAUDITED)     2000
-------------------------------------------------------------------------------------------------------------
CLASS A
Shares sold ............................................           56          257          561          689
Shares reinvested ......................................           11          442           --          398
Shares redeemed ........................................         (302)        (769)        (398)        (752)
                                                           -------------------------------------------------
Net increase (decrease) in shares outstanding ..........         (235)         (70)         163          335
Shares outstanding, beginning of period ................        2,419        2,489        2,846        2,511
                                                           -------------------------------------------------
Shares outstanding, end of period ......................        2,184        2,419        3,009        2,846
                                                           =================================================
CLASS C
Shares sold ............................................           15           24           10           23
Shares reinvested ......................................           --           34           --           23
Shares redeemed ........................................          (35)         (73)          (6)         (28)
                                                           -------------------------------------------------
Net increase (decrease) in shares outstanding ..........          (20)         (15)           4          (18)
Shares outstanding, beginning of period ................          194          209          162          144
                                                           -------------------------------------------------
Shares outstanding, end of period ......................          174          194          166          162
                                                           =================================================
-------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
                                                                GROWTH/VALUE FUND      AGGRESSIVE GROWTH FUND
-------------------------------------------------------------------------------------------------------------
                                                             SIX MONTHS                SIX MONTHS
                                                                ENDED        YEAR         ENDED        YEAR
                                                              SEPT. 30,      ENDED      SEPT. 30,      ENDED
                                                                2000       MARCH 31,     2000(B)    MARCH 31,
(000's)                                                      (UNAUDITED)    2000(A)    (UNAUDITED)     2000
-------------------------------------------------------------------------------------------------------------
CLASS A
Shares sold ............................................        1,937        1,772          376          829
Shares reinvested ......................................           --           30           --            3
Shares redeemed ........................................         (672)        (774)        (374)        (365)
                                                           -------------------------------------------------
Net increase in shares outstanding .....................        1,265        1,028            2          467
Shares outstanding, beginning of period ................        2,438        1,410        1,192          725
                                                           -------------------------------------------------
Shares outstanding, end of period ......................        3,703        2,438        1,194        1,192
                                                           =================================================
CLASS C
Shares sold ............................................          609          342           64           --
Shares reinvested ......................................           --            1           --           --
Shares redeemed ........................................          (18)          (9)          --           --
                                                           -------------------------------------------------
Net increase in shares outstanding .....................          591          334           64           --
Shares outstanding, beginning of period ................          334           --           --           --
                                                           -------------------------------------------------
Shares outstanding, end of period ......................          925          334           64           --
                                                           =================================================
-------------------------------------------------------------------------------------------------------------

(A) Except for the Growth/Value Fund Class C shares which represents the period from the initial public offering (August 2, 1999) through September 30, 2000.

(B) Except for the Aggressive Growth Fund Class C shares which represents the period from the initial public offering (May 17, 2000) through September 30, 2000.

                           TOUCHSTONE FAMILY OF FUNDS
                                      ----
                                       25
                                      ----

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)
================================================================================

--------------------------------------------------------------------------------
                                                                ENHANCED 30 FUND
--------------------------------------------------------------------------------
                                                                   PERIOD ENDED
                                                                    SEPT. 30,
                                                                     2000(A)
                                                                   (UNAUDITED)
--------------------------------------------------------------------------------
CLASS A
Shares sold .....................................................           681
Shares reinvested ...............................................             2
Shares redeemed .................................................            (2)
                                                                   ------------
Net increase in shares outstanding ..............................           681
Shares outstanding, beginning of period .........................            --
                                                                   ------------
Shares outstanding, end of period ...............................           681
                                                                   ============
CLASS C
Shares sold .....................................................             1
Shares reinvested ...............................................            --
Shares redeemed .................................................            --
                                                                   ------------
Net increase in shares outstanding ..............................             1
Shares outstanding, beginning of period .........................            --
                                                                   ------------
Shares outstanding, end of period ...............................             1
                                                                   ============

(A) Represents the period from the initial public offering, (May 1, 2000 and May 16, 2000) for the Class A and Class C shares, respectively, through September 30, 2000.

6.   BORROWINGS

The Growth/Value Fund and Aggressive Growth Fund each have a Loan Agreement with Firstar Bank, N.A., to be used for temporary or emergency purposes, including the financing of capital share redemption requests that might otherwise require the untimely disposition of securities. The Loan Agreements permit borrowings up to a maximum principal amount outstanding not to exceed the lesser of $1,500,000 for the Growth/Value Fund and $3,000,000 for the Aggressive Growth Fund or certain other amounts which are calculated based upon the amounts and composition of assets in each Fund as defined in the Loan Agreement. Each Fund agrees to pay interest on any unpaid principal balance at prevailing market rates as defined in the Loan Agreement.

As of September 30, 2000, neither Fund had outstanding borrowings under the Loan Agreement. The maximum amount outstanding during the six months ended September 30, 2000 for the Aggressive Growth Fund was $2,397,000 at a weighted average interest rate of 9.23%. For the six months ended September 30, 2000, the Aggressive Growth Fund incurred, and the Adviser reimbursed, $44,123 of interest expense on such borrowings.

7.   RESTRICTED SECURITY

On December 20, 1999, the Aggressive Growth Fund purchased 83,333 shares of 21e Web Network, Inc. at an original cost of $500,000. At September 30, 2000, this security was valued at $167,000 and represented 0.38% of net assets.

                           TOUCHSTONE FAMILY OF FUNDS
                                      ----
                                       26
                                      ----

UTILITY FUND
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2000 (UNAUDITED)
================================================================================
                                                             PAR         MARKET
                                                            VALUE        VALUE
PREFERRED STOCK-- 1.8%                                     (000'S)      (000'S)
--------------------------------------------------------------------------------
ELECTRIC UTILITIES-- 1.7%
Appalachian Power, 8.25% .............................           5     $    122
Carolina Power & Light Company, 8.55% ................           2           50
Columbus Southern Power, 8.38% .......................           6          158
IES Utilities, Inc., 7.875% ..........................           5          117
Ohio Power Co., 8.16% ................................           5          120
Virginia Power Capital, 8.05% ........................           4           96
                                                                       --------
                                                                       $    663
                                                                       --------

FINANCE - OTHER SERVICES -- 0.1%
PSO Capital I, Series A, 8% ..........................           2     $     47
                                                                       --------

TOTAL PREFERRED STOCK (Amortized Cost $677) ..........                 $    710
                                                                       --------

--------------------------------------------------------------------------------
                                                                         MARKET
                                                            SHARES       VALUE
COMMON STOCKS-- 94.9%                                      (000'S)      (000'S)
--------------------------------------------------------------------------------
ELECTRIC COMPANIES-- 41.5%
Cinergy Corp. ........................................          44     $  1,455
CMS Energy Corp. .....................................          36          970
Constellation Energy Group ...........................          67        3,333
Dominion Resources, Inc. .............................           8          464
DPL, Inc. ............................................          70        2,082
Duke Energy Corp. ....................................          38        3,258
FPL Group, Inc. ......................................          20        1,315
Kansas City Power & Light Co. ........................          58        1,548
Southern Co. .........................................          45        1,460
                                                                       --------
                                                                       $ 15,885
                                                                       --------

TELEPHONE -- 18.7%
ALLTEL Corp. .........................................          12     $    626
BellSouth Corp. ......................................          28        1,127
Broadwing, Inc.* .....................................          37          946
Qwest Communications International,Inc.* .............           9          433
SBC Communications, Inc. .............................          39        1,950
Verizon Communications ...............................          40        1,938
WorldPages.com, Inc.* ................................          30          128
                                                                       --------
                                                                       $  7,148
                                                                       --------

NATURAL GAS-- 12.8%
Coastal Corp. ........................................          16     $  1,186
El Paso Energy Corp. .................................          10          616
Enron Corp. ..........................................          18        1,577
Williams Cos., Inc. ..................................          36        1,521
                                                                       --------
                                                                       $  4,900
                                                                       --------

                           TOUCHSTONE FAMILY OF FUNDS
                                      ----
                                       27
                                      ----

================================================================================
                                                                         MARKET
                                                            SHARES       VALUE
COMMON STOCKS-- 94.9%                                      (000'S)      (000'S)
--------------------------------------------------------------------------------
POWER PRODUCERS -- 10.7%
AES Corp.* ...........................................          60     $  4,110
                                                                       --------

COMMUNICATION EQUIPMENT-- 8.0%
Lucent Technologies, Inc. ............................          26     $    795
Nortel Networks Corp. ................................          38        2,263
                                                                       --------
                                                                       $  3,058
                                                                       --------

COMMUNICATION -- 3.0%
Centennial Cellular Communications ...................          30     $    660
McLeodusa, Inc. - Class A ............................          35          501
                                                                       --------
                                                                       $  1,161
                                                                       --------

TELECOMMUNICATIONS - LONG DISTANCE-- 0.2%
RSL Communications, Ltd. - Class A* ..................          35     $     70
                                                                       --------

TOTAL COMMON STOCKS (Cost $22,004) ...................                 $ 36,332
                                                                       --------

--------------------------------------------------------------------------------
                                                             PAR         MARKET
                                                            VALUE        VALUE
COMMERCIAL PAPER-- 3.6%                                    (000'S)      (000'S)
--------------------------------------------------------------------------------
Nevada Power, 10/02/00 (Amortized Cost $1,384) .......      $1,384     $  1,384
                                                                       --------

TOTAL INVESTMENTS AT VALUE-- 100.3% (Amortized Cost $24,065)           $ 38,426

LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.3%) ......                     (124)
                                                                       --------

NET ASSETS -- 100.0% .................................                 $ 38,302
                                                                       ========

*    Non-income producing security.

See accompanying notes to financial statements.

                           TOUCHSTONE FAMILY OF FUNDS
                                      ----
                                       28
                                      ----

EQUITY FUND
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2000 (UNAUDITED)
================================================================================
                                                                         MARKET
                                                            SHARES       VALUE
COMMON STOCKS-- 96.8%                                      (000'S)      (000'S)
--------------------------------------------------------------------------------
TECHNOLOGY-- 34.0%
Cisco Systems, Inc.* .................................          40     $  2,210
Corning, Inc. ........................................           8        2,376
EMC Corp.* ...........................................          30        2,974
Intel Corp. ..........................................          42        1,748
Juniper Networks, Inc.* ..............................          10        2,189
Microsoft Corp.* .....................................           5          301
Nokia Oyj - ADR ......................................          40        1,592
Oracle Corp.* ........................................          30        2,362
PMC-Sierra, Inc.* ....................................           5        1,076
Sun Microsystems, Inc.* ..............................          27        3,152
Texas Instruments, Inc. ..............................          21          991
VERITAS Software Corp.* ..............................          15        2,130
                                                                       --------
                                                                       $ 23,101
                                                                       --------

FINANCIAL SERVICES -- 13.3%
American International Group .........................          31     $  2,960
Citigroup, Inc. ......................................          53        2,883
Northern Trust Corp. .................................          36        3,200
                                                                       --------
                                                                       $  9,043
                                                                       --------

HEALTH-- 12.3%
Elan Corp. plc - ADR* ................................          35     $  1,916
Johnson & Johnson ....................................          15        1,409
Medtronic, Inc. ......................................          55        2,850
Pfizer, Inc. .........................................          48        2,157
                                                                       --------
                                                                       $  8,332
                                                                       --------

COMMUNICATION SERVICES-- 8.1%
Global Crossing Ltd.* ................................          30     $    930
Nortel Networks Corp. ................................          50        2,978
Sprint PCS Group .....................................          15          526
WorldCom, Inc.* ......................................          34        1,033
                                                                       --------
                                                                       $  5,467
                                                                       --------

CONSUMER, CYCLICAL-- 7.9%
Home Depot, Inc. .....................................          35     $  1,859
Omnicom Group, Inc. ..................................          25        1,823
Wal-Mart Stores, Inc. ................................          35        1,684
                                                                       --------
                                                                       $  5,366
                                                                       --------

CONSUMER STAPLES -- 5.7%
AT&T Corporation - Liberty Media Group - Class A* ....         100     $  1,800
Univision Communications, Inc. - Class A* ............          55        2,056
                                                                       --------
                                                                       $  3,856
                                                                       --------

ENERGY -- 4.4%
Enron Corporation ....................................          18     $  1,577
Schlumberger Limited .................................          17        1,399
                                                                       --------
                                                                       $  2,976
                                                                       --------

                           TOUCHSTONE FAMILY OF FUNDS
                                      ----
                                       29
                                      ----

================================================================================
                                                                         MARKET
                                                            SHARES       VALUE
COMMON STOCKS-- 96.8%                                      (000'S)      (000'S)
--------------------------------------------------------------------------------
CAPITAL GOODS-- 4.2%
General Electric Co. .................................          50     $  2,884
                                                                       --------

BIOLOGICAL PRODUCTS-- 2.1%
Amgen* ...............................................          20     $  1,397
                                                                       --------

ELECTRIC SERVICES -- 2.0%
AES Corp.* ...........................................          20     $  1,370
                                                                       --------

MANUFACTURING-- 1.9%
Tyco International, Ltd. .............................          25     $  1,297
                                                                       --------

NATURAL GAS TRANSMISSION-- 0.9%
Williams Companies, Inc. .............................          15     $    634
                                                                       --------

TOTAL COMMON STOCKS (Cost $50,682) ...................                 $ 65,723
                                                                       --------

--------------------------------------------------------------------------------
                                                             PAR         MARKET
                                                            VALUE        VALUE
COMMERCIAL PAPER-- 2.4%                                    (000'S)      (000'S)
--------------------------------------------------------------------------------
Nevada Power, 10/02/00 (Amortized Cost $1,626) .......      $1,626     $  1,626
                                                                       --------

TOTAL INVESTMENTS AT VALUE-- 99.2% (Amortized Cost $52,308)            $ 67,349

OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.8% ........                      573
                                                                       --------

NET ASSETS -- 100.0% .................................                 $ 67,922
                                                                       ========

*    Non-income producing security.

ADR - American Depository Receipt

See accompanying notes to financial statements.

                           TOUCHSTONE FAMILY OF FUNDS
                                      ----
                                       30
                                      ----

GROWTH/VALUE FUND
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2000 (UNAUDITED)
================================================================================
                                                                         MARKET
                                                            SHARES       VALUE
COMMON STOCKS-- 95.9%                                      (000'S)      (000'S)
--------------------------------------------------------------------------------
INDUSTRIAL-- 2.0%
Emerson Electric Co. .................................          47     $  3,156
                                                                       --------

CONSUMER STAPLES-- 4.5%
AT&T Corp.- Liberty Media- Class A* ..................         119     $  2,142
USA Networks,Inc.* ...................................         110        2,426
Viacom, Inc. - Class B* ..............................          42        2,457
                                                                       --------
                                                               271     $  7,025
                                                                       --------

CONSUMER, NON-CYCLICAL-- 2.2%
Procter & Gamble Co. .................................          52     $  3,484
                                                                       --------

TECHNOLOGY -- 45.7%
Analog Devices .......................................          32     $  2,642
Applied Materials, Inc.* .............................          43        2,562
Broadcom Corp. - Class A* ............................          20        4,753
Ciena Corp. ..........................................          36        4,421
Cisco Systems, Inc.* .................................          44        2,431
EMC Corp.* ...........................................          45        4,480
Integrated Device Tech ...............................          24        2,172
Intel Corp. ..........................................          51        2,127
JDS Uniphase Corp.* ..................................          32        3,030
Nortel Networks Corp. ................................          50        2,978
Novell, Inc.* ........................................          91          907
Oracle Corp.* ........................................         124        9,726
PMC-Sierra, Inc.* ....................................          21        4,423
RealNetworks, Inc.* ..................................          43        1,709
Sun Microsystems, Inc.* ..............................          82        9,574
Teradyne, Inc.* ......................................          34        1,190
Texas Instruments, Inc. ..............................          68        3,195
VERITAS Software Corp.* ..............................          33        4,686
Waters Corp.* ........................................          52        4,628
                                                                       --------
                                                               924     $ 71,634
                                                                       --------

                           TOUCHSTONE FAMILY OF FUNDS
                                      ----
                                       31
                                      ----

================================================================================
                                                                         MARKET
                                                            SHARES       VALUE
COMMON STOCKS -- 95.9% (CONTINUED)                         (000'S)      (000'S)
--------------------------------------------------------------------------------
HEALTH-- 28.1%
Amgen, Inc.* .........................................          56     $  3,889
Baxter International, Inc. ...........................          48        3,831
Biovail Corp.* .......................................          39        3,176
Elan Corp. plc- ADR* .................................          65        3,559
Forest Laboratories, Inc.* ...........................          30        3,441
Genentech, Inc.* .....................................          20        3,695
IDEC Pharmaceuticals Corp.* ..........................          26        4,472
Medimmune Inc.* ......................................          39        3,013
PE-Corp.-Celera Genomics* ............................          28        2,790
Pe Corp. -Pe Biosystems ..............................          37        4,311
Pfizer, Inc. .........................................          90        4,045
Pharmacia Corporation ................................          62        3,731
                                                                       --------
                                                                       $ 43,953
                                                                       --------

FINANCIAL SERVICES -- 10.9%
American Express Company .............................          56     $  3,402
Bank Of New York Co. Inc. ............................          72        4,036
Citigroup, Inc. ......................................          70        3,802
Merrill Lynch & Co., Inc. ............................          47        3,102
Morgan Stanley Dean Witter & Co. .....................          30        2,743
                                                                       --------
                                                                       $ 17,085
                                                                       --------

CONGLOMERATES-- 2.5%
General Electric Co. .................................          67     $  3,866
                                                                       --------

TOTAL COMMON STOCK (Cost $105,230) ...................                 $150,203
                                                                       --------

--------------------------------------------------------------------------------
                                                             PAR         MARKET
                                                            VALUE        VALUE
COMMERCIAL PAPER-- 6.2%                                    (000'S)      (000'S)
--------------------------------------------------------------------------------
Nevada Power 10/02/00 ................................      $6,236     $  6,239
PG & E Generating 10/2/00 ............................       3,534        3,535
                                                                       --------

TOTAL COMMERCIAL PAPER (Amortized Cost $9,770) .......                 $  9,774
                                                                       --------

TOTAL INVESTMENTS AT VALUE-- 102.1% (Amortized Cost $115,000)          $159,977

LIABILITIES IN EXCESS OF OTHER ASSETS -- (2.1%) ......                   (3,302)
                                                                       --------

NET ASSETS -- 100.0% .................................                 $156,675
                                                                       ========

*    Non-income producing security.

ADR - American Depository Receipt.

See accompanying notes to financial statements.

                           TOUCHSTONE FAMILY OF FUNDS
                                      ----
                                       32
                                      ----

AGGRESSIVE GROWTH FUND
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2000 (UNAUDITED)
================================================================================
                                                                         MARKET
                                                            SHARES       VALUE
COMMON STOCKS-- 95.5%                                      (000'S)      (000'S)
--------------------------------------------------------------------------------
HEALTH-- 21.6%
Amgen, Inc.* .........................................          15     $  1,047
Elan Corp plc - ADR* .................................          21        1,150
Forest Laboratories, Inc.* ...........................          10        1,147
Genentech, Inc.* .....................................           9        1,615
IDEC Pharmaceuticals Corp.* ..........................           9        1,543
Medimmune Inc. .......................................          15        1,159
MiniMed, Inc.* .......................................          11          983
Pharmacia Corporation ................................          13          788
                                                                       --------
                                                                       $  9,432
                                                                       --------

TECHNOLOGY-- 68.4%
21 E Web Network*(A) .................................          83     $    167
Applied Materials, Inc.* .............................          11          664
Broadcom Corp. - Class A* ............................           7        1,804
CV Therapeutics Inc. .................................           6          467
CIENA Corp.* .........................................           9        1,105
EMC Corp.* ...........................................          29        2,875
Exodus Communications, Inc.* .........................          12          593
Integrated Device Tech ...............................           7          634
Intel Corp. ..........................................          22          932
JDS Uniphase Corp.* ..................................          29        2,727
Nortel Networks Corp. ................................          12          685
Novell, Inc.* ........................................          62          616
Oracle Corp.* ........................................          42        3,288
PE-Corp. - Celera Genomics ...........................          11        1,066
PE Corp. - PE Biosystems .............................          15        1,701
PMC-Sierra, Inc.* ....................................           7        1,399
RealNetworks, Inc.* ..................................          13          497
SDL, Inc.* ...........................................           4        1,232
Sun Microsystems Inc.* ...............................          25        2,919
Sycamore Networks, Inc.* .............................           6          605
Teradyne, Inc.* ......................................          18          613
VERITAS Software Corp.* ..............................          11        1,566
Waters Corp.* ........................................          19        1,690
                                                                       --------
                                                                       $ 29,845
                                                                       --------

FINANCIAL SERVICES 5.5%
Merrill Lynch & Co., Inc. ............................          19     $  1,253
Morgan Stanley Dean Witter & Co. .....................          13        1,188
                                                                       --------
                                                                       $  2,441
                                                                       --------
TOTAL COMMON STOCK (Cost $21,573) ....................                 $ 41,718
                                                                       ========

                           TOUCHSTONE FAMILY OF FUNDS
                                      ----
                                       33
                                      ----

================================================================================
                                                             PAR         MARKET
                                                            VALUE        VALUE
COMMERCIAL PAPER-- 3.2%                                    (000'S)      (000'S)
--------------------------------------------------------------------------------
Nevada Power, 10/02/00 (Amortized Cost $1,381) .......      $1,381     $  1,381
                                                                       --------

TOTAL INVESTMENTS AT VALUE-- 98.7% (Amortized Cost $22,954)            $ 43,099

OTHER ASSETS IN EXCESS OF LIABILITIES -- 1.3% ........                 $    557
                                                                       --------

NET ASSETS -- 100% ...................................                 $ 43,656
                                                                       ========

*    Non-income producing security.

ADR - American Depository Receipt.

(A)  Restricted Security (Note 8).

See accompanying notes to financial statements.

                           TOUCHSTONE FAMILY OF FUNDS
                                      ----
                                       34
                                      ----

ENHANCED 30 FUND
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2000 (UNAUDITED)
================================================================================
                                                                         MARKET
                                                            SHARES       VALUE
COMMON STOCKS-- 97.6%                                      (000'S)      (000'S)
--------------------------------------------------------------------------------
CONSUMER STAPLES-- 15.1%
Coca-Cola Co. ........................................           4     $    226
Home Depot, Inc. .....................................           4          228
McDonald's Corp. .....................................           6          193
The Walt Disney Co. ..................................           5          199
Wal-Mart Stores, Inc. ................................           4          183
                                                                       --------
                                                                       $  1,029
                                                                       --------

ENERGY-- 4.3%
El Paso Energy Corp. .................................           5     $    296
                                                                       --------

INDUSTRIAL-- 15.2%
Boeing Co. ...........................................           6     $    365
Du Pont (E.I) DE Nemours .............................           5          195
Exxon Mobil Corporation ..............................           3          258
Minnesota Mining & Mfg Co. ...........................           2          219
                                                                       --------
                                                                       $  1,037
                                                                       --------

HEALTH-- 17.0%
Abbott Laboratories ..................................           6     $    262
Johnson & Johnson ....................................           3          235
Kimberly-Clark Corp. .................................           4          212
Merck & Co., Inc. ....................................           3          231
Pfizer, Inc. .........................................           5          220
                                                                       --------
                                                                       $  1,160
                                                                       --------

TECHNOLOGY-- 28.2%
Cisco Systems, Inc. ..................................           4     $    199
Computer Sciences Corp.* .............................           2          134
Hewlett-Packard Co. ..................................           2          184
Honeywell International, Inc. ........................           6          203
IBM Corp. ............................................           2          236
Intel Corp. ..........................................           4          158
Microsoft Corp.* .....................................           3          187
SBC Communications, Inc. .............................           5          255
Sprint Corp. .........................................           4          105
United Technologies Corp. ............................           4          263
                                                                       --------
                                                                       $  1,924
                                                                       --------

FINANCIAL SERVICES-- 15.1%
American Express Company .............................           4     $    255
Bank Of America Corp. ................................           4          225
Citigroup, Inc. ......................................           5          252
J.P. Morgan & Company ................................           2          294
                                                                       --------
                                                                       $  1,026
                                                                       --------

                           TOUCHSTONE FAMILY OF FUNDS
                                      ----
                                       35
                                      ----

================================================================================
                                                                         MARKET
                                                            SHARES       VALUE
COMMON STOCKS -- 98.3% (CONTINUED)                         (000'S)      (000'S)
--------------------------------------------------------------------------------
CONGLOMERATES-- 3.4%
General Electric Co. .................................           4     $    232
                                                                       --------

TOTAL COMMON STOCK (Amortized Cost $6,610) ...........                 $  6,704
                                                                       --------

--------------------------------------------------------------------------------
                                                                         MARKET
                                                            SHARES       VALUE
CASH EQUIVALENTS-- 1.6%                                    (000'S)      (000'S)
--------------------------------------------------------------------------------
Fifth Third US Treasury Money Market Fund
  (Amortized Cost $108) ..............................         108     $    108
                                                                       --------

TOTAL INVESTMENTS AT VALUE-- 99.9% (Amortized Cost $6,718)             $  6,812

OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.1% ........                        4
                                                                       --------

NET ASSETS -- 100% ...................................                 $  6,816
                                                                       ========

*    Non-income producing security.

See accompanying notes to financial statements.

                           TOUCHSTONE FAMILY OF FUNDS
                                      ----
                                       36
                                      ----

                      This Page Intentionally Left Blank.

                      This Page Intentionally Left Blank.

================================================================================

TOUCHSTONE FAMILY OF FUNDS

DISTRIBUTOR
Touchstone Securities, Inc.
221 East Fourth Street
Cincinnati, Ohio 45202-4094
800.638.8194
www.touchstonefunds.com

INVESTMENT ADVISOR
Touchstone Advisors, Inc.
221 East Fourth Street
Cincinnati, Ohio 45202-4094

TRANSFER AGENT
Integrated Fund Services, Inc.
P.O. Box 5354
Cincinnati, Ohio 45201-5354

SHAREHOLDER SERVICE
800.543.0407

                     TOUCHSTONE
          [LOGO]  --------------------------------------------
                                            FAMILY OF FUNDS